Leases - Summary of Details of Expense Relating to Lease Contracts As Lessee (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure - Details of expense relating to lease contracts as lessee [Abstract]
Depreciation of right-of-use assets	₩ 477,663	₩ 538,995
Interest expenses of lease liabilities	76,935	82,638
Leases expenses for short-term leases	195,791	152,644
Leases expenses for leases of low-value assets	4,008	3,121
Variable lease payments	5,169	12,420
Total expense relating to lease contracts as lessee	₩ 759,566	₩ 789,818